Shareholder Report, Holdings (Details) - C000073478 [Member]	Apr. 30, 2026
Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%